Related Party Transactions (Details) - Directors [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Salaries and bonus	$ 12,000	$ 150,000	$ 132,000	$ 510,000
Short-term employee benefits	531	584	1,518	1,766
Stock-based compensation	0	0	0	411,526
Total	$ 12,531	$ 150,584	$ 133,518	$ 923,292